Investment in associates (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Investment in Associates and Joint Ventures

	2022 $m	2021 $m
Cost
At 1 January	132	136
Additions	1	4
Share of profits/(losses) a	(41)	(8)
System Fund share of losses	(1)	(2)
Dividends and distributions	(1)	–
Exchange and other adjustments	(1)	2
At 31 December	89	132
Impairment
At 1 January	(55)	(55)
Impairment reversal	2	–
At 31 December	(53)	(55)

Net book value	36	77

Analysed as:
Material associates	–	42
Other associates	36	35
	36	77

a
In 2022, comprises $42m losses presented as exceptional (note 6) and $1m share of profits from other associates. The total share of losses in the Group income statement includes a further $18m recognised as a liability within other payables (note 19).

Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

	2022 $m	2021 $m
Non-current assets	472	485
Current assets	64	38
Current liabilities	(33)	(32)
Non-current liabilities	(250)	(246)
Net assets	253	245
Group share of reported net assets at 19.9%	50	49
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(8)	(7)
Effect of specially allocated expenses (note 6)	(42)	–
Carrying amount	–	42

	2022 $m	2021 $m
Revenue	106	42
Profit/(loss) from continuing operations and total comprehensive income/(loss) for the year	8	(24)
Group’s share of profit/(loss) for the year a	(42)	(5)

a	Includes specially allocated expenses and the cost of funding owner returns.

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures
Other associates

	Associates			Joint ventures
	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m
Profits/(losses) from continuing operations and total comprehensive income/(loss) for the year	1	(3)	(3)	–	–	2